SUBSEQUENT EVENT (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended
	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	May 31, 1986	Sep. 09, 2014 Series A Preferred Stock [Member] Convertible Preferred Stock [Member] Subsequent Event [Member]	Sep. 09, 2014 Series A Preferred Stock [Member] Convertible Preferred Stock [Member] Subsequent Event [Member]	Sep. 09, 2014 Series A Preferred Stock [Member] Subsequent Event [Member]	Aug. 29, 2014 Global Depository Receipts [Member] Subsequent Event [Member]	Sep. 09, 2014 Common Stock [Member] Subsequent Event [Member] Maximum [Member]	Sep. 09, 2014 Common Stock [Member] Subsequent Event [Member] Maximum [Member]	Sep. 09, 2014 Common Stock [Member] Subsequent Event [Member]	Jul. 31, 2014 Common Stock [Member]	Oct. 31, 2013 Common Stock [Member]	Sep. 09, 2014 Subsidiary Loan [Member] Subsequent Event [Member]	Aug. 29, 2014 Mars Loan [Member] Subsequent Event [Member]	Sep. 09, 2014 Mars Loan [Member] Subsequent Event [Member]	Sep. 09, 2014 Convertible Debenture Due November 2016 [Member] Subsequent Event [Member]	Sep. 09, 2014 Convertible Debenture Due November 2016 [Member] Subsequent Event [Member]	Sep. 09, 2014 Subsequent Event [Member]	Nov. 30, 2013 Subsequent Event [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Contractual Obligation (in Dollars)																									$ 5,000,000
Debt of Subsidiary, Not Assumed (in Dollars)																			5,000,000		5,000,000
Sale of Stock, Number of Shares Issued in Transaction		16,000,000																		20,000,000
Stock Issued During Period, Shares, New Issues													1,495,845
Preferred Stock, Shares Authorized	500,000	500,000	500,000		500,000		500,000	500,000	500,000		3,500
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 100	$ 100	$ 100		$ 100		$ 100	$ 100	$ 100		$ 100
Preferred Stock, Shares Issued	0	0	0		0		0	0			3,500
Conversion of Stock, Amount Issued (in Dollars)										1,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 0.1892
Beneficial Ownership Minimum Percentage																4.99%
Shares Issued, Price Per Share (in Dollars per share)															$ 0.142
Daily Average Trading Volume Percentage														50.00%
Preferred Stock, Redemption Date										Nov. 11, 2016
Redemption Notice Period										60 days
Debt Conversion, Original Debt, Amount (in Dollars)																						3,500,000
Debt Conversion Converted Instrument Interest Amount (in Dollars)																						173,000
Debt Conversion, Converted Instrument, Shares Issued																						18,498,943
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,400,000																9,249,472	9,249,472
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.178																$ 0.31	$ 0.3784
Gains (Losses) on Extinguishment of Debt (in Dollars)				$ (343,517)	$ (482,915)	$ (343,517)	$ (343,517)															$ 1,580,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																15,978,943	8,267,080	10,318,945
Convertible Preferred Stock, Shares Issued upon Conversion												3,500
Stock Repurchased and Retired During Period, Shares	20,000,000															15,978,943